                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ________

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avalon Advisors, LLC
Address: 717 Texas Avenue, Suite 3000
         Houston, Texas 77002

Form 13F File Number: 028-10434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Henry J. Lartigue
Title: Co-Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


/s/ Henry J. Lartigue                   Houston, Texas         August 9, 2010
[Signature]                              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:         52

Form 13F Information Table Value Total:   $955,328
                                        (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    12831   274291 SH       Sole                   274291
ALTRIA GROUP INC               COM              02209s103      240    12000 SH       Sole                    12000
AMAZON COM INC  COM            COM              023135106     9017    82531 SH       Sole                    82531
AMGEN INC                      COM              031162100    18872   358776 SH       Sole                   358776
APPLE INC                      COM              037833100    65539   260563 SH       Sole                   260563
BANK OF AMERICA CORP           COM              060505104    16238  1129972 SH       Sole                  1129972
BECTON DICKINSON & CO.         COM              075887109    10005   147956 SH       Sole                   147956
BHP BILLITON LTD SPONSORED ADR COM              088606108    21141   341037 SH       Sole                   341037
BRISTOL-MYERS SQUIBB CO        COM              110122108    20040   803531 SH       Sole                   803531
CHEVRON CORP                   COM              166764100    13518   199199 SH       Sole                   199199
CISCO SYS INC                  COM              17275r102    24096  1130742 SH       Sole                  1130742
COCA COLA CMN                  COM              191216100    12002   239460 SH       Sole                   239460
CONOCOPHILLIPS                 COM              20825c104    13680   278664 SH       Sole                   278664
COSTCO WHOLESALE CORP NEW      COM              22160k105    21342   389240 SH       Sole                   389240
DIAGEO PLC SPON ADR (NEW)      COM              25243q205     9230   147108 SH       Sole                   147108
EXXON MOBIL CORP               COM              30231g102    31686   555216 SH       Sole                   555216
FLUOR CORP NEW COM             COM              343412102    12871   302854 SH       Sole                   302854
FORD MOTOR CO NEW              COM              345370860     9253   917980 SH       Sole                   917980
GAP INC DELAWARE               COM              364760108    10085   518246 SH       Sole                   518246
GENZYME CORPORATION            COM              372917104    15827   311744 SH       Sole                   311744
GILEAD SCIENCES INC            COM              375558103    14137   412392 SH       Sole                   412392
GOOGLE INC CL A                COM              38259p508    12014    27001 SH       Sole                    27001
HEWLETT-PACKARD CO.CMN         COM              428236103    23027   532048 SH       Sole                   532048
HJ HEINZ CO                    COM              423074103    14423   333711 SH       Sole                   333711
HOME DEPOT INC                 COM              437076102    15482   551537 SH       Sole                   551537
INTEL CORP                     COM              458140100    27246  1400797 SH       Sole                  1400797

INTL BUSINESS MACHINES CORP    COM              459200101    29508   238966 SH       Sole                   238966
JOHNSON & JOHNSON              COM              478160104    18270   309343 SH       Sole                   309343
JP MORGAN CHASE & CO           COM              46625h100    38072  1041369 SH       Sole                  1041369
LOWE'S COMPANIES INC           COM              548661107    20079   983283 SH       Sole                   983283
MACY'S INC COM                 COM              55616p104    11177   624433 SH       Sole                   624433
MCDONALDS CORP COM             COM              580135101    34317   520978 SH       Sole                   520978
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     9234   167645 SH       Sole                   167645
MICROSOFT CORP                 COM              594918104    10722   465989 SH       Sole                   465989
MONSANTO CO NEW DEL COM        COM              61166w101    10745   232468 SH       Sole                   232468
MORGAN STANLEY                 COM              617446448    19296   831377 SH       Sole                   831377
NORTHERN TR CORP COM           COM              665859104    22450   480731 SH       Sole                   480731
NOVARTIS AG-ADR                COM              66987v109    13783   285248 SH       Sole                   285248
OCCIDENTAL PETE CORP           COM              674599105    40732   527959 SH       Sole                   527959
ORACLE CORP                    COM              68389x105    22418  1044641 SH       Sole                  1044641
PEPSICO INC                    COM              713448108    10924   179232 SH       Sole                   179232
PHILIP MORRIS INTL INC COM     COM              718172109    34962   762686 SH       Sole                   762686
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206      451     8979 SH       Sole                     8979
S&P CONSUMER STAPLES SPYDER ET COM              81369y308     2651   103979 SH       Sole                   103979
ST JOHN INTL INCCMN            COM              79025q107      240    34043 SH       Sole                    34043
TEVA PHARMACEUTICAL INDS ADR   COM              881624209    23542   452823 SH       Sole                   452823
UNITED PARCEL SERVICE CL B     COM              911312106    10252   180204 SH       Sole                   180204
UNITED TECHNOLOGIES CORP       COM              913017109    17523   269951 SH       Sole                   269951
US BANCORP                     COM              902973304    11721   524438 SH       Sole                   524438
VISA INC                       COM              92826c839    35737   505115 SH       Sole                   505115
WAL-MART STORES INC            COM              931142103    31719   659843 SH       Sole                   659843
WELLS FARGO & CO NEW           COM              949746101    20962   818838 SH       Sole                   818838